Description of the Business (Details) $ in Thousands	Mar. 31, 2023 USD ($) plant	Dec. 31, 2022 USD ($)	Mar. 31, 2022 plant	Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Commercial plants operated | plant	3		2
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other accrued liabilities	$ (4,143)	$ (6,621)		$ (7,059)
Warrants	$ 9,919	1,989		$ 1,729
Reclassification Of Warrants On Preferred Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other accrued liabilities		2,119
Warrants		$ 2,119